Post balance sheet events	6 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	Post balance sheet eventsOn 17 January 2023, Diageo announced that it had reached an agreement to acquire Don Papa Rum, a super-premium dark rum from the Philippines. The upfront consideration is €260 million (£231 million) with further potential consideration of up to €178 million (£158 million) through to 2028 subject to performance, reflecting the brand’s expected growth potential.